Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 19, 2014
Registrant Name	dei_EntityRegistrantName	DWS TARGET DATE SERIES
Central Index Key	dei_EntityCentralIndexKey	0000926425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2014
Prospectus Date	rr_ProspectusDate	Dec. 01, 2013